Cover	Apr. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Entity File Number	001-39680
Entity Registrant Name	Fulton Financial Corporation
Entity Central Index Key	0000700564
Entity Tax Identification Number	23-2195389
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	One Penn Square
Entity Address, Address Line Two	P.O. Box 4887
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17604
City Area Code	717
Local Phone Number	291-2411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $2.50 per share
Title of 12(b) Security	Common Stock, par value $2.50 per share
Trading Symbol	FULT
Security Exchange Name	NASDAQ
Depositary Shares, Each Representing 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock Series A
Title of 12(b) Security	Depositary Shares, Each Representing 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FULTP
Security Exchange Name	NASDAQ